BASIC AND DILUTED EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
BASIC AND DILUTED EARNINGS PER SHARE [abstract]
Schedule of net income attributable to ordinary owners of Company (diluted)

	2016	2017	2018
	RMB	RMB	RMB

Net income attributable to ordinary owners of the Company	46,672	51,244	61,618
After tax effect of employee share option scheme of Shanghai Petrochemical	(3)	(2)	—
Net income attributable to ordinary owners of the Company (diluted)	46,669	51,242	61,618

Schedule of weighted average number of shares (diluted)

	2016	2017	2018
	Number of	Number of	Number of
	shares	shares	shares

Weighted average number of shares as of December 31	121,071,209,646	121,071,209,646	121,071,209,646
Weighted average number of shares (diluted) as of December 31	121,071,209,646	121,071,209,646	121,071,209,646